SECURITISATIONS AND COVERED BONDS (Details) - Securitisation programme [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
SECURITISATIONS AND COVERED BONDS (Details) [Line Items]
Securitisation Notes At Fair Value Through Profit Or Loss	£ 53
The Group [member]
SECURITISATIONS AND COVERED BONDS (Details) [Line Items]
Cash Deposits Held Restricted In Use To Securitisation And Covered Bonds	4,102	3,507
Maximum exposure to loss from interests in structured entities	£ 88	£ 95